UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $6,537,495 of securities on loan) (1)	$491,581,927
Cash	219,502
Dividends and interest receivable	904,829
Subscriptions receivable	550,406

Total assets	493,256,664

LIABILITIES:
Due to investment adviser	362,391
Payable upon return of securities loaned	6,822,539
Redemptions payable	802,908

Total liabilities	7,987,838

NET ASSETS	$485,268,826

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$4,612,937
Additional paid-in capital	663,198,740
Net unrealized depreciation on investments	(128,160,938)
Undistributed net investment income	232,081
Accumulated net realized loss on investments	(54,613,994)

NET ASSETS	$485,268,826

NET ASSET VALUE PER OUTSTANDING SHARE	$10.52
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	125,000,000
Outstanding	46,129,365

(1) Cost of investments in securities:	$619,742,865
0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$83,996
Income from securities lending	57,294
Dividends	7,515,233
Foreign withholding tax	(42,324)

Total income	7,614,199

EXPENSES:
Audit fees	10,205
Bank and custodial fees	21,249
Investment administration	43,819
Management fees	1,735,501
Other expenses	26,508

Total expenses	1,837,282

Less amount reimbursed by investment adviser	131

Net expenses	1,837,151

NET INVESTMENT INCOME	5,777,048

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(37,967,757)
Change in net unrealized depreciation on investments	38,758,585

Net realized and unrealized gain on investments	790,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,567,876

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,777,048	$17,296,610
Net realized gain (loss) on investments	(37,967,757)	15,803,718
Change in net unrealized depreciation on investments	38,758,585	(307,928,266)

Net increase (decrease) in net assets resulting from operations	6,567,876	(274,827,938)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,546,944)	(17,372,243)
From net realized gains	0	(50,660,093)

Total distributions	(5,546,944)	(68,032,336)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	92,871,400	263,579,601
Reinvestment of distributions	5,546,944	68,032,336
Redemptions of shares	(81,922,926)	(559,453,578)

Net increase (decrease) in net assets resulting from share transactions	16,495,418	(227,841,641)

Total increase (decrease) in net assets	17,516,350	(570,701,915)

NET ASSETS:
Beginning of period	467,752,476	1,038,454,391

End of period (1)	$485,268,826	$467,752,476
	0	0
OTHER INFORMATION:

SHARES:
Sold	9,774,728	17,354,784
Issued in reinvestment of distributions	529,289	5,585,274
Redeemed	(8,560,003)	(33,622,718)

Net increase (decrease)	1,744,014	(10,682,660)

(1) Including undistributed net investment income	$232,081	$1,977

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$10.54		$18.86	$20.04	$17.85	$18.58	$16.90

Income from Investment Operations

Net investment income	0.13		0.43	0.37	0.31	0.29	0.28
Net realized and unrealized gain (loss)	(0.03)		(7.07)	0.28	3.06	0.47	2.23

Total Income (Loss) From
Investment Operations	0.10		(6.64)	0.65	3.37	0.76	2.51

Less Distributions

From net investment income	(0.12)		(0.43)	(0.37)	(0.31)	(0.29)	(0.28)
From net realized gains	0.00		(1.25)	(1.46)	(0.87)	(1.20)	(0.55)

Total Distributions	(0.12)		(1.68)	(1.83)	(1.18)	(1.49)	(0.83)

Net Asset Value, End of Period	$10.52		$10.54	$18.86	$20.04	$17.85	$18.58

Total Return ±	0.97%	^	(36.18%)	3.24%	19.11%	4.13%	15.03%

Net Assets, End of Period ($000)	$485,269		$467,752	$1,038,454	$1,037,543	$825,385	$760,516

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.85%	*	0.83%	0.82%	0.82%	0.82%	0.82%
- After Reimbursement §	0.85%	*	0.83%	0.82%	0.82%	0.82%	0.82%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	2.66%	*	2.39%	1.79%	1.65%	1.60%	1.58%
- After Reimbursement §	2.66%	*	2.40%	1.79%	1.65%	1.60%	1.58%

Portfolio Turnover Rate	12.75%	^	31.39%	27.61%	23.38%	26.68%	27.94%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$2,402,335	$-	$2,402,335
Common stock	463,886,053	-	-	463,886,053
Short-term investments	6,822,539	18,471,000	-	25,293,539
Total	$470,708,592	$20,873,335	$-	$491,581,927

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio.  However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio.  Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.  Fund expenses might vary if unaffiliated companies provided these services.  Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $69,610,145 and $53,784,250, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $628,786,065. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,262,761 and gross depreciation of securities in which there was an excess of tax cost over value of $165,466,899 resulting in net depreciation of $137,204,138.

5.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $6,537,495 and received collateral of $6,822,539 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Bonds	2,402,335	0.49%
Communications	42,196,342	8.58%
Consumer Products & Services	87,731,727	17.85%
Financial Services	96,607,336	19.65%
Health Care Related	33,053,808	6.72%
Industrial Products & Services	39,019,361	7.94%
Natural Resources	89,749,819	18.26%
Technology	38,166,357	7.76%
Transportation	8,024,510	1.63%
Utilities	29,336,793	5.97%
Short Term Investments*	25,293,539	5.15%
	$491,581,927	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Automobiles --- 0.50%
2,843,000	Ford Motor Co	2,402,335
	4.25% December 15, 2036

TOTAL BONDS --- 0.50%		$2,402,335
(Cost $1,235,064)

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.67%
110,700	Boeing Co	4,704,750
108,200	Honeywell International Inc	3,397,480
		$8,102,230

Air Freight --- 1.05%
102,200	United Parcel Service Inc Class B	5,108,978
		$5,108,978

Airlines --- 0.47%
337,500	Southwest Airlines Co	2,271,375
		$2,271,375

Banks --- 4.26%
322,600	KeyCorp	1,690,424
119,200	Marshall & Ilsley Corp	572,160
190,000	SunTrust Banks Inc	3,125,500
391,100	US Bancorp	7,008,512
340,800	Wells Fargo & Co	8,267,808
		$20,664,404

Biotechnology --- 0.75%
68,600	Amgen Inc *	3,631,684
		$3,631,684

Broadcast/Media --- 3.52%
160,100	Cablevision Systems Corp	3,107,541
116,800	CBS Corp	808,256
273,633	Time Warner Inc	6,892,815
216,400	Walt Disney Co	5,048,612
187,300	WPP PLC	1,246,316
		$17,103,540

Building Materials --- 1.55%
281,500	Masco Corp	2,696,770
100,200	USG Corp * †	1,009,014
88,900	Vulcan Materials Co	3,831,590
		$7,537,374

Chemicals --- 1.62%
155,000	EI du Pont de Nemours & Co	3,971,100
119,200	International Flavors & Fragrances Inc	3,900,224
		$7,871,324

Communications - Equipment --- 0.42%
110,700	Cisco Systems Inc *	2,063,448
		$2,063,448

Computer Hardware & Systems --- 0.73%
257,100	Dell Inc *	3,529,983
		$3,529,983

Computer Software & Services --- 2.92%
168,700	eBay Inc *	2,889,831
315,000	Microsoft Corp	7,487,550
241,200	Yahoo! Inc *	3,777,192
		$14,154,573

Conglomerates --- 3.75%
126,600	3M Co	7,608,660
901,800	General Electric Co	10,569,096
		$18,177,756

Distributors --- 0.47%
67,450	Genuine Parts Co	2,263,622
		$2,263,622

Electric Companies --- 4.40%
57,900	Entergy Corp	4,488,408
51,110	FirstEnergy Corp	1,980,512
85,700	PG&E Corp	3,294,308
85,700	Pinnacle West Capital Corp	2,583,855
110,700	Progress Energy Inc	4,187,781
86,300	TECO Energy Inc	1,029,559
205,700	Xcel Energy Inc	3,786,937
		$21,351,360

Electronic Instruments & Equipment --- 0.74%
78,122	Cooper Industries Inc	2,425,688
62,100	Harman International Industries Inc	1,167,480
		$3,593,168

Electronics - Semiconductor --- 1.81%
174,800	Analog Devices Inc	4,331,544
145,700	Applied Materials Inc	1,598,329
172,600	Intel Corp	2,856,530
		$8,786,403

Financial Services --- 8.12%
861,937	Bank of America Corp	11,377,568
240,000	Bank of New York Mellon Corp	7,034,400
512,105	JPMorgan Chase & Co	17,467,902
65,200	Legg Mason Inc	1,589,576
158,500	UBS AG	1,946,129
		$39,415,575

Food & Beverages --- 3.52%
67,100	Anheuser-Busch InBev NV	2,433,018
230,800	Hershey Co	8,308,800
162,600	Kraft Foods Inc	4,120,284
67,600	McCormick & Co Inc	2,199,028
		$17,061,130

Foreign Banks --- 0.10%
212,650	Allied Irish Banks PLC	511,010
		$511,010

Gold, Metals & Mining --- 1.79%
171,400	Alcoa Inc	1,770,562
46,800	CONSOL Energy Inc	1,589,328
119,800	Nucor Corp	5,322,714
		$8,682,604

Health Care Related --- 0.52%
50,000	WellPoint Inc *	2,544,500
		$2,544,500

Homebuilding --- 0.19%
98,100	DR Horton Inc	918,216
		$918,216

Hotels/Motels --- 0.86%
142,022	Marriott International Inc Class A	3,134,429
160,800	MGM MIRAGE *	1,027,512
		$4,161,941

Household Goods --- 3.19%
42,900	Black & Decker Corp	1,229,514
168,700	Fortune Brands Inc	5,860,638
69,600	Kimberly-Clark Corp	3,649,128
111,700	Whirlpool Corp	4,753,952
		$15,493,232

Independent Power Producer --- 0.74%
85,200	Constellation Energy Group	2,264,616
51,900	NRG Energy Inc *	1,347,324
		$3,611,940

Insurance Related --- 3.25%
51,400	Chubb Corp	2,049,832
201,027	Lincoln National Corp	3,459,674
272,300	Marsh & McLennan Cos Inc	5,481,399
154,300	Progressive Corp	2,331,473
60,295	Travelers Cos Inc	2,474,507
		$15,796,885

Investment Bank/Brokerage Firm --- 1.41%
46,300	Goldman Sachs Group Inc	6,826,472
		$6,826,472

Leisure & Entertainment --- 1.08%
119,200	Harley-Davidson Inc †	1,932,232
205,700	Mattel Inc	3,301,485
		$5,233,717

Machinery --- 2.76%
116,500	Deere & Co	4,654,175
34,300	Eaton Corp	1,530,123
168,700	Illinois Tool Works Inc	6,299,258
34,100	Pall Corp	905,696
		$13,389,252

Office Equipment & Supplies --- 0.58%
109,700	Avery Dennison Corp	2,817,096
		$2,817,096

Oil & Gas --- 14.11%
99,900	Anadarko Petroleum Corp	4,534,461
85,700	BJ Services Co	1,168,091
127,522	BP PLC sponsored ADR	6,080,249
204,944	Chevron Corp	13,577,540
41,800	ConocoPhillips	1,758,108
203,496	Exxon Mobil Corp	14,226,405
124,800	Murphy Oil Corp	6,779,136
196,000	Royal Dutch Shell PLC ADR	9,837,240
111,400	Schlumberger Ltd	6,027,854
128,800	Spectra Energy Corp	2,179,296
100,400	Sunoco Inc	2,329,280
		$68,497,660

Paper & Forest Products --- 1.85%
322,783	International Paper Co	4,883,707
153,500	MeadWestvaco Corp	2,518,935
51,100	Weyerhaeuser Co	1,554,973
		$8,957,615

Personal Loans --- 2.76%
323,600	American Express Co	7,520,464
116,600	Capital One Financial Corp	2,551,208
323,400	SLM Corp *	3,321,318
		$13,392,990

Pharmaceuticals --- 5.54%
204,200	Bristol-Myers Squibb Co	4,147,302
136,100	Eli Lilly & Co	4,714,504
85,700	Johnson & Johnson	4,867,760
188,100	Merck & Co Inc	5,259,276
173,800	Wyeth	7,888,782
		$26,877,624

Printing & Publishing --- 1.53%
196,500	McGraw-Hill Cos Inc	5,916,615
270,000	New York Times Co †	1,487,700
		$7,404,315

Railroads --- 0.13%
17,100	Norfolk Southern Corp	644,157
		$644,157

Retail --- 3.67%
193,000	Bed Bath & Beyond Inc *	5,934,750
334,300	Home Depot Inc	7,899,509
120,900	Macy's Inc	1,421,784
99,900	Tiffany & Co †	2,533,464
		$17,789,507

Savings & Loans --- 0.02%
147,300	Fannie Mae †	85,434
		$85,434

Specialized Services --- 1.35%
34,100	Accenture Ltd	1,140,986
102,900	Computer Sciences Corp *	4,558,470
49,200	H&R Block Inc	847,716
		$6,547,172

Telephone & Telecommunications --- 4.75%
409,970	AT&T Inc	10,183,655
862,100	Qwest Communications International Inc †	3,577,715
362,600	Sprint Nextel Corp *	1,744,106
178,886	Verizon Communications	5,497,167
1,041,600	Vodafone Group PLC	2,026,711
		$23,029,354

Utilities --- 1.64%
33,700	CenterPoint Energy Inc	373,396
239,700	Duke Energy Corp	3,497,223
352,900	NiSource Inc	4,114,814
		$7,985,433

TOTAL COMMON STOCK --- 95.59%		$463,886,053
(Cost $593,214,262)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

18,471,000	Fannie Mae	18,471,000
	0.01% July 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.81%		$18,471,000
(Cost $18,471,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
6,822,539	BNP Paribas Securities Corp	6,822,539
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.41%		$6,822,539
(Cost $6,822,539)

OTHER ASSETS & LIABILITIES --- (1.30%)		$(6,313,101)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%		$485,268,826
(Cost $619,742,865)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2009.
ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe Price Equity/Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,009.65	$4.24

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Portfolio's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009